Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss for the year	$ (6,121,754)	$ (4,893,126)
Changes in operating assets and liabilities:
Stock-based compensation	2,118,917	336,366
Stock issued for services	169,396	765,576
Depletion	1,451,032	415,686
Depreciation	145,035	31,768
Accretion of asset retirement obligation	264,075	91,983
Accretion and accrued interest expense	26,365	192,258
Interest income	(54,623)	(17,733)
Change in fair value of derivative liability	686,504	1,590,762
Gain on sale of equipment		(40,074)
Unrealized foreign exchange (gain) loss	(32,899)	50,916
Provision for settlement agreement	285,120
Loss on write-off of notes and other receivables	46,176
(Gain) loss on debt extinguishment	(97,051)	159,383
Gain on net monetary position	(1,826,495)
Impairment of exploration and evaluation assets	3,101,343
Restricted cash	5,438	6,325
Amounts receivable	(3,959,821)	(469,752)
Prepaid expenses and deposits	(883,254)	(71,201)
Accounts payable and accrued liabilities	11,708,461	(18,680)
Net cash used in operating activities	7,031,965	(1,869,543)
Investing activities:
Property and equipment expenditures	(696,929)	(180,739)
Disposal of equipment	64,588	65,016
Oil and gas properties expenditures	(37,712,406)	(66,122)
Advances from JV partner	917,064
Net cash used in investing activities	(37,427,683)	(181,845)
Financing activities:
Proceeds from stock subscriptions received, net	28,701,299	544,880
Proceeds from exercise of options	571,066	191,032
Proceeds from exercise of warrants	1,208,249	1,772,884
Proceeds from loans payable	199,007	525,642
Repayments of loans payable	(696,853)	(394,883)
Repayment of notes receivable	136,611	23,745
Lease payments	(4,121)	(7,634)
Net cash provided by financing activities	30,115,258	2,655,666
Effect of exchange rate changes on cash and cash equivalents	179,531	220,000
Net increase in cash and cash equivalents	(100,929)	824,278
Cash and cash equivalents, beginning of year	1,026,990	202,712
Cash and cash equivalents, end of year	926,061	1,026,990
Supplemental information:
Taxes paid
Interest paid on credit facilities	105,805	29,980
Non-cash investing and financing activities:
Stock issued for debt settlement	391,021	351,537
Stock issued for prepaid expenses	158,698
Stock issued for services	169,396	765,576
Stock issued for debt conversion		$ 522,519